Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2012
Redeemable preferred stock, par value		$ 0.001	$ 0.001
Accounts receivable, allowances for doubtful accounts	$ 2,459	$ 2,227	$ 2,255
Redeemable preferred stock, shares authorized		49,000	49,000
Property, plant and equipment, accumulated depreciation	$ 64,983	$ 57,362	$ 36,699
Redeemable preferred stock, shares issued		0	35,000
Redeemable preferred stock, shares outstanding		0	35,000
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	1,000	1,000	1,000
Common Stock, shares issued	1,000	1,000	1,000
Common stock, shares outstanding	1,000	1,000	1,000